UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Structured Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-11919

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     November 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     163161


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp April 22.5 CallOPTION              20030N901      204      600     X    SOLE                      600
ABN Amro Holdings NV        COMMON              000937102     1841    35032     X    SOLE                    35032
Alcan Inc                   COMMON              013716105    12647   126365     X    SOLE                   126365
Alcoa Inc                   COMMON              013817101     1588    40600     X    SOLE                    40600
BCE Inc.                    COMMON              05534B760    18386   462976     X    SOLE                   462976
Harrah's Entertainment Inc  COMMON              413619107    51007   586762     X    SOLE                   586762
Hilton Hotels Corp.         COMMON              432848109    20983   451354     X    SOLE                   451354
TXU Corp                    COMMON              873168108    46619   680867     X    SOLE                   680867
United Financial Bancorp IncCOMMON              91030R103      377    30000     X    SOLE                    30000
Westfield Financial Inc     COMMON              96008P104     2913   300000     X    SOLE                   300000
Winthrop Realty Trust       COMMON              976391102     6034   896622     X    SOLE                   896622
Osage Bancshares Inc        COMMON              68764U106      370    41666     X    SOLE                    41666
Indymac Bancorp Inc Jan 20  OPTION              456607950      150      500     X    SOLE                      500
Lehman Brothers Jan 50 Put  OPTION              524908950       10       87     X    SOLE                       87
Lehman Brothers Oct 55 Put  OPTION              524908950        9      300     X    SOLE                      300
Redwood Trust Inc Oct 30 PutOPTION              758075952       23      250     X    SOLE                      250